Stock-Based Awards - Restricted Stock Awards Activities (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended		12 Months Ended
	Jul. 31, 2012	May 31, 2012	Feb. 23, 2013 Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Restricted Stock, February 25, 2012			444
Granted, Restricted Stock	8,000	5,000	1,482
Lapsed, Restricted Stock			(220)
Canceled and forfeited, Restricted Stock			(263)
Outstanding, Restricted Stock, February 23, 2013			1,443
Outstanding, Weighted Average Grant-Date, February 25, 2012			$ 17.96
Granted, Weighted Average Grant-Date			$ 6.05
Lapsed, Weighted Average Grant-Date			$ 10.03
Canceled and forfeited, Weighted Average Grant-Date			$ 10.19
Outstanding, Weighted Average Grant-Date, February 23, 2013			$ 7.83